Other current and non-current assets	12 Months Ended
Dec. 31, 2019
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Other current and non-current assets
13.	Other current and non-current assets

	December 31, 2019	December 31, 2018
Other current assets
Prepayments and advances	2,930	4,778
Input VAT and other taxes recoverable	3,970	3,758
Other current assets	82	137

Total prepayments and other current assets	6,982	8,673

	December 31, 2019	December 31, 2018
Other non-current assets
Deferred assets from sale and lease back	208	241
Other non-current assets	345	389

Total other non-current assets	553	630

Generally in Russia, VAT related to sales is payable to the tax authorities on an accrual basis based upon invoices issued to the customer. VAT incurred on purchases may be reclaimed, subject to certain restrictions, against VAT related to sales.